Taxes Payable - Summary of Taxes Payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxes Payable
VAT payables	¥ 2,516	¥ 1,441
Withholding individual income taxes for employees	2,318	2,168
Income tax payable	1,896	496
Others	537	358
Total	¥ 7,267	¥ 4,463